Assets by operating segment (Tables)	6 Months Ended
Jun. 30, 2022
Assets By Operating Segment
The segment information reflects the financial information used in the decision-making process for resource allocation and performance evaluation carried out by the Company’s Board of Executive Officers (as Chief Operating Decision Makers).

The segment information reflects the financial information used in the decision-making process for resource allocation and performance evaluation carried out by the Company’s Board of Executive Officers (as Chief Operating Decision Makers).

	Exploration and Production (E&P)	Refining, Transportation & Marketing (RT&M)	Gas & Power (G&P)	Corporate and other business	Elimina-tions	Total

Consolidated assets by operating segment - 06.30.2022

Current assets	8,812	18,161	3,029	21,378	(8,466)	42,914
Non-current assets	108,601	23,307	7,629	9,369	−	148,906
Long-term receivables	5,914	2,701	642	7,259	−	16,516
Investments	405	1,125	156	31	−	1,717
Property, plant and equipment	99,476	19,376	6,756	1,811	−	127,419
Operating assets	88,352	16,526	4,739	1,496	−	111,113
Under construction	11,124	2,850	2,017	315	−	16,306
Intangible assets	2,806	105	75	268	−	3,254
Total Assets	117,413	41,468	10,658	30,747	(8,466)	191,820

Consolidated assets by operating segment - 12.31.2021

Current assets	6,034	12,691	3,838	13,259	(5,673)	30,149
Non-current assets	107,112	21,697	6,751	8,639	−	144,199
Long-term receivables	5,042	2,212	322	6,758	−	14,334
Investments	393	970	119	28	−	1,510
Property, plant and equipment	99,033	18,419	6,241	1,637	−	125,330
Operating assets	87,210	16,086	3,739	1,373	−	108,408
Under construction	11,823	2,333	2,502	264	−	16,922
Intangible assets	2,644	96	69	216	−	3,025
Total Assets	113,146	34,388	10,589	21,898	(5,673)	174,348